INVESTMENTS, DEBTS AND DERIVATIVES - Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total investments and derivatives	$ 200	$ 191
Non-current	63	71
Current	137	120
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	52	58
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	148	133
Other investments | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	52	58
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	97	63
Other investments | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	51	$ 70
Loans to corporate entities [member] | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	$ 27